NVIT Fidelity Institutional AM Worldwide Fund Performance Management - NVIT Fidelity Institutional AM Worldwide Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund is new and did not complete one full calendar year of operations.
The Fund’s broad-based securities market index is the MSCI All Country World Index in order to meet a Securities and Exchange Commission requirement. The Fund also compares its performance to the MSCI World Index - Net Return, which has characteristics relevant to the Fund’s investment strategy.
Performance Information Illustrates Variability of Returns [Text]	Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance One Year or Less [Text]	Performance information is not provided because the Fund